Segment Information - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 36,983	$ 22,119	$ 73,203	$ 43,893
KNOT [Member]
Revenue, Major Customer [Line Items]
Revenues	5,236		10,414
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	9,206	6,289	17,882	12,512
Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Revenues	11,686		23,190
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	5,783	5,646	11,481	11,113
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 5,070	5,070	$ 10,085	10,085
Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 5,111		$ 10,172
Customer Concentration Risk [Member] | Revenues [Member] | KNOT [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	14.00%		14.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	25.00%	28.00%	24.00%	29.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	32.00%		32.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	16.00%	26.00%	16.00%	25.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%	23.00%	14.00%	23.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers		23.00%		23.00%